State Street Consumer Discretionary Select Sector SPDR ETF Expense Example - State Street Consumer Discretionary Select Sector SPDR ETF - State Street Consumer Discretionary Select Sector SPDR ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	26
Expense Example, with Redemption, 5 Years	45
Expense Example, with Redemption, 10 Years	$ 103